Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit for the year	$ 235,467	$ 433,935	$ 45,160
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,246)	284	(472)
Interest income	(4,813)	(876)	(967)
Unrealized foreign currency exchange gains	(2,883)	(953)	(239)
Changes in:
Cash generated from operating activities	152,665	408,144	106,056
Interest received	4,525	852	1,066
Interest paid	(2,783)	(1,074)	(1,811)
Net cash used in operating activities	82,908	388,276	102,610
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(8,763)	(25,362)	(3,829)
Acquisitions of equity method investment	(3,264)	(598)	(792)
Proceeds from capital reduction of investment	0	151	32
Net cash provided by (used in) investing activities	14,998	(232,680)	(22,365)
Cash flows from financing activities:
Payments of cash dividends	(217,873)	(47,424)	(4)
Proceeds from exercise of employee stock options	0	1,182	3,707
Net cash provided by (used in) financing activities	(211,068)	(4,487)	3,261
Net increase (decrease) in cash	(114,443)	151,086	83,883
Cash and cash equivalents at beginning of year	336,024	184,938	101,055
Cash and cash equivalents at end of year	221,581	336,024	184,938
Equity attributable to owners of parent
Cash flows from operating activities:
Profit for the year	236,982	436,896	47,134
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,021)	143	(427)
Interest income	(166)	(148)	(126)
Finance costs	4,944	1,320	3,629
Share of losses (profits) of subsidiaries and affiliates	(241,712)	(439,133)	(50,558)
Unrealized foreign currency exchange gains	493	(115)	(356)
Adjustments to reconcile profit (loss)	(480)	(1,037)	(704)
Changes in:
Other current assets	(19)	(72)	(267)
Other current liabilities	(689)	750	(71)
Cash generated from operating activities	(1,188)	(359)	(1,042)
Interest received	172	139	130
Interest paid	(2,561)	(858)	(730)
Net cash used in operating activities	(3,577)	(1,078)	(1,642)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(163)	(139)	(129)
Acquisitions of equity method investment	0	0	(758)
Net cash provided by (used in) investing activities	(163)	(139)	(887)
Cash flows from financing activities:
Payments of cash dividends	(217,873)	(47,404)	0
Proceeds from long-term unsecured borrowings	0	0	60,000
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(1,500)
Proceeds from short-term secured borrowings	1,212,700	611,600	278,000
Repayments of short-term secured borrowings	(994,800)	(564,200)	(338,000)
Proceeds from issue of RSUs from a subsidiary	1,187	31	0
Proceeds from exercise of employee stock options	0	1,182	3,707
Proceeds from debt from a subsidiary	197,955	159,205	151,730
Repayment of debt from a subsidiary	(187,455)	(154,205)	(150,430)
Net cash provided by (used in) financing activities	5,714	209	3,507
Net increase (decrease) in cash	1,974	(1,008)	978
Cash and cash equivalents at beginning of year	972	1,980	1,002
Cash and cash equivalents at end of year	$ 2,946	$ 972	$ 1,980